UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2021

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Income Fund

Semi-Annual Report

July 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2021

% of fund's net assets
Special Tax	28.9
Transportation	24.7
Education	17.4
General Obligations	10.8
Health Care	6.4

Quality Diversification (% of fund's net assets)

As of July 31, 2021
AAA	1.5%
AA,A	89.9%
BBB	6.9%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount (000s)	Value (000s)
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series 2019 A, 5% 10/1/22 (a)	1,000	1,052
New York - 92.7%
Battery Park City Auth. Rev. Series 2019 A, 4% 11/1/44	3,015	3,624
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45	1,000	1,137
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$678
5% 7/1/25	455	531
5% 7/1/26	450	525
5% 7/1/27	600	699
5% 7/1/28	360	419
5% 7/1/29	300	349
5% 7/1/30	575	668
5% 7/1/40	1,000	1,156
5.25% 7/1/35	1,000	1,165
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A, 5% 7/1/29	500	587
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	777
5% 7/1/32	1,500	1,855
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	4,947
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	931
5% 7/1/29	1,400	1,727
5% 7/1/30	1,250	1,534
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,859
5% 7/1/34	3,000	3,704
Series 2016 A:
5% 7/1/36	8,000	9,642
5% 7/1/39	7,400	8,883
5% 7/1/41	2,500	2,967
5% 7/1/46	8,000	9,437
5% 7/1/50	6,280	7,391
Series 2017, 5% 12/1/32 (b)	4,000	4,877
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B:
5% 7/1/26	1,400	1,699
5% 7/1/46	9,025	10,728
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	648
5% 7/1/27	350	411
5% 7/1/28	500	585
5% 7/1/29	725	846
5% 7/1/31	2,610	3,036
5% 7/1/32	2,660	3,095
5% 7/1/33	2,770	3,220
5% 7/1/34	2,935	3,413
5% 7/1/35	3,000	3,487
5% 7/1/36	1,000	1,162
5% 7/1/40	8,500	9,876
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	1,008
5% 7/1/30	1,100	1,349
5% 7/1/35	855	1,035
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,364
5% 7/1/36	1,430	1,770
5% 7/1/37	1,705	2,111
Erie County Fiscal Stability Auth.:
Series 2017 C, 5% 9/1/31	1,050	1,315
Series 2017 D:
5% 9/1/33	525	655
5% 9/1/34	850	1,059
5% 9/1/35	1,300	1,619
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2021:
5% 6/1/22	100	104
5% 6/1/25	400	465
5% 6/1/26	550	657
5% 6/1/28	155	194
5% 6/1/30	200	260
5% 6/1/32	200	261
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	889
5% 7/1/33	475	569
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011, 5.25% 2/15/47	6,015	6,036
Series 2012 A, 5.75% 2/15/47	7,175	7,204
Series 2017 A:
4% 2/15/44	2,100	2,371
5% 2/15/32	4,000	4,899
5% 2/15/33	10,000	12,217
5% 2/15/34	6,130	7,473
5% 2/15/36	4,750	5,766
5% 2/15/37	2,505	3,035
5% 2/15/42	14,765	17,781
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	16,703
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2014 A, 5% 9/1/35	5,000	5,666
Series 2016 B, 5% 9/1/36	3,500	4,221
Series 2017, 5% 9/1/30	750	940
Series 2020 A:
5% 9/1/34	1,700	2,268
5% 9/1/35	1,200	1,597
5% 9/1/37	500	661
5% 9/1/38	1,450	1,910
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/30	1,125	1,316
5% 7/1/32	1,250	1,461
5% 7/1/33	1,000	1,167
5% 7/1/35	1,000	1,165
5% 7/1/40	4,000	4,652
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/30	1,000	1,161
5% 5/1/31	1,205	1,399
Series 2018:
5% 5/1/30	8,500	10,753
5% 5/1/32	5,000	6,286
5% 5/1/34	3,000	3,737
Monroe County Indl. Dev. Corp.:
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46	2,500	2,959
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	5,019
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,902
5% 12/1/34	760	901
5% 12/1/35	700	829
5% 12/1/36	700	828
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/30	1,000	1,172
5% 7/1/31	1,200	1,404
5% 7/1/32	1,250	1,461
Series 2017 A:
5% 7/1/31	1,650	2,058
5% 7/1/32	1,215	1,514
5% 7/1/34	1,310	1,631
Series 2017 C:
4% 7/1/32	1,680	1,979
5% 7/1/30	1,040	1,299
5% 7/1/31	800	998
Series 2017 D:
5% 7/1/30	1,000	1,249
5% 7/1/31	825	1,029
Series 2020 A, 4% 7/1/50	5,000	5,926
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	3,035
5% 11/15/56	9,000	9,699
Nassau County Local Econ. Assistance Corp. Series 2014 B, 5% 7/1/27	1,000	1,131
New York Bridge Auth. Gen. Rev. Series 2021 A, 4% 1/1/51	1,085	1,305
New York City Gen. Oblig.:
Series 2017 A, 5% 8/1/34	5,355	6,502
Series 2018 F, 5% 4/1/45	15,485	19,133
Series 2019 D:
5% 12/1/41	4,305	5,455
5% 12/1/44	9,810	12,365
Series 2020 D1, 4% 3/1/44	1,475	1,750
Series 2021 A1:
4% 8/1/34	3,250	4,012
5% 8/1/32	5,000	6,675
Series 2021 F1:
5% 3/1/43	1,500	1,962
5% 3/1/50	5,700	7,387
Series B:
5% 10/1/42	2,000	2,558
5% 10/1/43	3,000	3,827
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2014 CC, 5% 6/15/47	6,200	6,969
Series 2015 AA, 5% 6/15/44	6,200	6,976
Series 2015 FF, 5% 6/15/32	2,000	2,341
Series 2017 EE, 5% 6/15/37	10,000	12,368
Series 2018 CC, 5% 6/15/48	7,070	8,669
Series 2019 DD 1, 5% 6/15/49	6,925	8,751
Series 2019 DD, 5.25% 6/15/49	4,410	5,639
Series 2021 AA 1, 5% 6/15/50	14,610	18,978
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	4,000	4,626
Series 2016 S1, 5% 7/15/33	2,165	2,583
Series 2016:
5% 7/15/32	15,000	17,902
5% 7/15/35	5,000	5,960
Series 2018 S4, 5.25% 7/15/36	8,095	10,446
Series 2019 S1, 5% 7/15/43	1,715	2,159
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	8,000	9,195
Series 2017 A-1, 5% 5/1/34	1,065	1,282
Series 2017 B, 5% 8/1/34	2,640	3,201
Series 2017 E, 5% 2/1/33	5,290	6,487
Series 2017 E-1, 5% 2/1/34	4,500	5,512
Series 2017 F:
5% 5/1/33	5,000	6,178
5% 5/1/34	7,000	8,640
5% 5/1/35	11,795	14,553
5% 5/1/38	5,000	6,160
Series 2018 A2, 5% 8/1/39	5,000	6,202
Series 2018 B-1, 5% 8/1/34	3,000	3,730
Series 2018 C2, 5% 5/1/37	4,690	5,906
Series 2021 F1, 4% 11/1/38	1,500	1,846
Series C1:
4% 5/1/42	5,000	6,043
4% 5/1/47	1,000	1,195
Series E, 5% 2/1/43	5,845	7,106
Series E1, 4% 2/1/49	14,000	16,779
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	5,000	6,896
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/27	5,300	6,284
5% 11/15/29	5,000	5,922
5% 11/15/30	2,000	2,368
5% 11/15/33	9,115	10,778
5% 11/15/34	3,000	3,546
5% 11/15/40	9,990	11,762
Series 2016 A, 5% 11/15/46	13,450	16,128
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.) Series 2016 E:
5% 10/1/29	3,940	4,803
5% 10/1/30	3,355	4,088
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,537
Series 2015 A:
5% 7/1/28	5,000	5,836
5% 7/1/29	5,000	5,827
5% 5/1/30	3,450	3,980
5% 7/1/30	10,120	11,876
5% 7/1/30	5,000	5,815
5% 5/1/31	11,000	12,668
5% 7/1/31	15,000	17,442
5% 10/1/31	1,595	1,891
5% 10/1/32	1,550	1,836
Series 2015 B:
5% 7/1/28	1,300	1,527
5% 7/1/29	1,400	1,644
5% 7/1/30	1,400	1,644
5% 7/1/31	1,400	1,644
5% 7/1/32	1,450	1,701
5% 7/1/33	1,750	2,052
5% 10/1/33	1,010	1,194
5% 10/1/34	1,070	1,263
5% 7/1/40	2,545	2,950
Series 2015:
5% 12/1/21 (b)	800	812
5% 12/1/23 (b)	700	771
5% 12/1/24 (b)	600	684
5% 12/1/27 (b)	1,200	1,390
Series 2016 A:
5% 7/1/31	1,200	1,450
5% 7/1/31	600	728
5% 7/1/32	800	968
5% 7/1/33	800	965
5% 7/1/34	650	784
5% 7/1/35	500	602
5% 7/1/41	1,000	1,200
Series 2016 E, 5% 10/1/31	1,945	2,369
Series 2019 A:
4% 7/1/40	650	756
4% 7/1/45	2,750	3,156
5% 7/1/26	545	656
5% 7/1/27	390	482
5% 7/1/28	465	589
5% 7/1/29	750	968
5% 7/1/30	1,475	1,899
5% 7/1/32	1,540	1,969
5% 7/1/33	5,800	7,333
5% 7/1/34	1,300	1,652
5% 7/1/35	600	761
5% 7/1/36	500	633
5% 7/1/38	3,440	4,492
5% 7/1/41	600	750
5% 7/1/42	8,500	10,956
Series 2019 B, 5% 7/1/50	3,000	3,848
Series 2020 A:
4% 9/1/50	11,420	13,147
4% 7/1/53	5,805	6,838
5% 7/1/40	1,265	1,617
Series 2021 A:
4% 7/1/48	4,000	4,832
5% 7/1/51	10,000	13,194
Series 2022:
4% 7/1/46 (c)	4,625	5,310
5% 7/1/52 (c)	4,675	5,805
New York Dorm. Auth. Revs. (New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,579
New York Dorm. Auth. Sales Tax Rev.:
Series 2014 A:
5% 3/15/36	8,180	9,168
5% 3/15/39	3,305	3,698
Series 2018 A:
5% 3/15/42	9,940	12,460
5% 3/15/43	9,940	12,457
Series 2018 C:
5% 3/15/35	18,870	23,869
5% 3/15/38	7,025	8,854
5% 3/15/43	6,185	7,751
Series 2018 E, 5% 3/15/44	5,000	6,348
Series 2018, 5% 3/15/48	19,700	24,915
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,260
Series 2017 E, 5% 6/15/42	5,000	6,173
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	8,480
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 B1, 5% 11/15/36	5,000	6,003
Series 2016 B2, 5% 11/15/37	12,700	15,212
New York Metropolitan Trans. Auth. Rev.:
Series 2012 H:
5% 11/15/33	1,570	1,656
5% 11/15/42	3,110	3,277
Series 2013 A, 5% 11/15/43	2,535	2,702
Series 2013 E, 5% 11/15/43	15,375	16,670
Series 2014 A1, 5% 11/15/44	8,000	8,666
Series 2014 B, 5.25% 11/15/44	6,300	7,006
Series 2014 D, 5.25% 11/15/44	5,000	5,659
Series 2015 A1:
5% 11/15/40	5,000	5,717
5% 11/15/45	1,200	1,367
Series 2015 B, 5% 11/15/29	2,125	2,458
Series 2015 C, 5% 11/15/35	600	699
Series 2016 A1, 5% 11/15/46	31,830	37,045
Series 2016 B:
5% 11/15/34	1,490	1,781
5% 11/15/35	8,375	10,002
Series 2016 C1, 5% 11/15/32	730	875
Series 2016 D:
5% 11/15/31	665	798
5.25% 11/15/31	500	608
Series 2017 C-2:
0% 11/15/27	1,600	1,480
0% 11/15/29	15,820	13,902
0% 11/15/32	18,000	14,567
Series 2017 C1:
5% 11/15/27	620	777
5% 11/15/30	535	671
Series 2017 D:
5% 11/15/28	2,125	2,704
5% 11/15/32	925	1,158
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/37	5,395	6,625
5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	6
Series 2019 A, 5% 3/15/46	7,500	9,420
Series 2021 A, 5% 3/15/49	6,500	8,459
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	12,690	16,345
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 H, 1.625% 5/1/23	3,680	3,683
Series 2019 O, 1.45% 5/1/23	2,000	2,001
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 10/1/27 (a)	1,630	2,023
5% 10/1/28 (a)	1,680	2,130
Series 221, 3.5% 10/1/32 (a)	6,030	6,565
Series 223, 3.5% 4/1/49	2,980	3,198
Series 226, 3.5% 10/1/50 (a)	13,225	14,431
New York State Urban Dev. Corp.:
Series 2020 A:
5% 3/15/41	5,000	6,509
5% 3/15/42	2,175	2,826
Series 2020 C, 5% 3/15/47	7,820	10,075
Series 2020 E, 4% 3/15/46	14,820	17,426
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,570
5% 1/1/35	6,455	7,672
5% 1/1/41	9,320	11,039
5% 1/1/46	7,285	8,567
5% 1/1/51	23,625	27,630
Series 2019 B, 4% 1/1/45	5,000	5,903
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (a)	5,000	6,140
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (a)	4,000	4,512
5% 7/1/46 (a)	6,200	6,971
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/38 (a)	600	718
4% 12/1/41 (a)	1,700	2,019
5% 12/1/31 (a)	800	1,058
5% 12/1/33 (a)	1,500	1,966
5% 12/1/35 (a)	1,240	1,618
Series 2016 A, 5.25% 1/1/50 (a)	9,095	10,298
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	6,129
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	19,351
Series 2014 A, 5% 3/15/44	3,980	4,428
Series 2015 A, 5% 3/15/45	18,970	22,004
Series 2016, 5% 3/15/32	3,000	3,593
Series 2019 A, 5% 3/15/43	10,830	13,578
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (a)	1,650	1,777
5% 4/1/24 (a)	1,165	1,307
5% 4/1/29 (a)	350	451
5% 4/1/30 (a)	750	961
5% 4/1/32 (a)	900	1,148
5% 4/1/33 (a)	650	827
5% 4/1/34 (a)	1,765	2,239
5% 4/1/36 (a)	1,150	1,452
5% 4/1/38 (a)	750	943
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (FSA Insured)	1,000	1,175
4% 12/1/38 (FSA Insured)	1,000	1,173
4% 12/1/49 (FSA Insured)	11,305	12,971
5% 12/1/30 (FSA Insured)	755	984
5% 12/1/31 (FSA Insured)	545	707
(Utica College Proj.) Series 2019:
4% 7/1/39	2,625	2,848
5% 7/1/49	3,250	3,763
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	503
4% 7/1/37	275	325
4% 7/1/38	255	300
4% 7/1/39	325	382
4% 7/1/40	300	352
5% 7/1/22	200	208
5% 7/1/23	210	228
5% 7/1/24	215	243
5% 7/1/25	235	274
5% 7/1/27	815	1,006
5% 7/1/28	855	1,078
5% 7/1/31	340	442
5% 7/1/32	265	343
5% 7/1/33	300	387
5% 7/1/34	300	386
5% 7/1/35	400	513
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,469
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/47	10,000	11,925
4% 12/1/49	10,000	11,903
Port Auth. of New York & New Jersey:
Series 218, 5% 11/1/30 (a)	1,130	1,474
Series 221:
4% 7/15/38 (a)	1,000	1,205
4% 7/15/40 (a)	2,000	2,397
5% 7/15/32 (a)	1,500	1,969
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,763
5% 7/1/45	1,625	2,072
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	2,600	3,160
Suffolk County Econ. Dev. Corp. Rev.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/26	1,280	1,450
Series 2021, 5.375% 11/1/54 (b)	3,500	3,689
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/30	2,525	3,086
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,510	2,350
0% 11/15/28	2,500	2,292
Series 2015 A, 5.25% 11/15/45	10,820	12,709
Series 2017 B, 5% 11/15/36	5,000	6,180
Series 2018 D, 4% 11/15/37	3,000	3,688
Series 2019 A, 5% 11/15/49	10,000	12,617
Series 2020 A, 5% 11/15/54	1,015	1,315
Series 2021 A:
5% 11/15/51	1,990	2,614
5% 11/15/56	6,000	7,849
Series B, 5% 11/15/31	8,280	11,486
Triborough Bridge and Tunnel Auth. Series 2021 A1, 5% 5/15/51	5,435	7,139
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2015:
5% 8/1/26	1,385	1,646
5% 8/1/27	1,600	1,899
5% 8/1/28	1,565	1,851
5% 8/1/32	1,000	1,173
Series 2020 A, 5% 9/1/36	1,500	1,955
Western Nassau County Wtr. Auth. Series 2015 A, 5% 4/1/30	350	407
Yonkers Gen. Oblig.:
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,868
5% 9/1/27 (FSA Insured)	3,755	4,428
5% 8/1/28 (FSA Insured)	2,060	2,416
5% 8/1/29 (FSA Insured)	1,500	1,759
5% 9/1/29 (FSA Insured)	4,150	4,881
5% 8/1/30 (FSA Insured)	1,500	1,758
5% 9/1/30 (FSA Insured)	4,365	5,132
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,791
5% 5/1/31 (Build America Mutual Assurance Insured)	1,000	1,303
5% 5/1/32 (Build America Mutual Assurance Insured)	1,480	1,928
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,297

TOTAL NEW YORK		1,645,355

New York And New Jersey - 6.4%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	29,823
Port Auth. of New York & New Jersey:
185th Series, 5% 9/1/28 (a)	7,350	8,340
85th Series, 5.375% 3/1/28	5,735	6,783
Series 193, 5% 10/15/28 (a)	2,015	2,389
Series 202, 5% 10/15/36 (a)	5,455	6,595
Series 206, 5% 11/15/47 (a)	2,000	2,428
Series 214:
4% 9/1/37 (a)	4,000	4,811
4% 9/1/39 (a)	1,920	2,299
4% 9/1/43 (a)	6,500	7,721
5% 9/1/33 (a)	2,005	2,576
Series 218:
4% 11/1/47 (a)	11,280	13,364
5% 11/1/44 (a)	5,080	6,366
Series 221:
4% 7/15/36 (a)	3,000	3,639
4% 7/15/45 (a)	8,000	9,480
Series 223, 5% 7/15/56 (a)	5,650	7,227

TOTAL NEW YORK AND NEW JERSEY		113,841

Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,277
TOTAL MUNICIPAL BONDS
(Cost $1,632,011)		1,761,525

Municipal Notes - 0.1%
New York - 0.1%
New York City Transitional Fin. Auth. Rev. Series 2016 A4, 0.02% 8/2/21 (Liquidity Facility Bank of America NA), VRDN (d)
(Cost $1,500)	1,500	1,500
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $1,633,511)		1,763,025
NET OTHER ASSETS (LIABILITIES) - 0.7%		12,351
NET ASSETS - 100%		$1,775,376

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,170,000 or 1.0% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$1,763,025	$--	$1,763,025	$--
Total Investments in Securities:	$1,763,025	$--	$1,763,025	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Special Tax	28.9%
Transportation	24.7%
Education	17.4%
General Obligations	10.8%
Health Care	6.4%
Water & Sewer	5.4%
Others* (Individually Less Than 5%)	6.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,633,511)		$1,763,025
Cash		8,311
Receivable for fund shares sold		684
Interest receivable		16,626
Prepaid expenses		1
Other receivables		5
Total assets		1,788,652
Liabilities
Payable for investments purchased on a delayed delivery basis	$11,031
Payable for fund shares redeemed	361
Distributions payable	1,167
Accrued management fee	513
Distribution and service plan fees payable	19
Other affiliated payables	151
Other payables and accrued expenses	34
Total liabilities		13,276
Net Assets		$1,775,376
Net Assets consist of:
Paid in capital		$1,637,513
Total accumulated earnings (loss)		137,863
Net Assets		$1,775,376
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($43,768 ÷ 3,151.0 shares)(a)		$13.89
Maximum offering price per share (100/96.00 of $13.89)		$14.47
Class M:
Net Asset Value and redemption price per share ($6,626 ÷ 476.6 shares)(a)		$13.90
Maximum offering price per share (100/96.00 of $13.90)		$14.48
Class C:
Net Asset Value and offering price per share ($10,677 ÷ 768.7 shares)(a)		$13.89
New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,638,812 ÷ 117,943.0 shares)		$13.89
Class I:
Net Asset Value, offering price and redemption price per share ($55,684 ÷ 4,012.1 shares)		$13.88
Class Z:
Net Asset Value, offering price and redemption price per share ($19,809 ÷ 1,427.3 shares)		$13.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2021 (Unaudited)
Investment Income
Interest		$22,831
Expenses
Management fee	$3,018
Transfer agent fees	734
Distribution and service plan fees	121
Accounting fees and expenses	161
Custodian fees and expenses	8
Independent trustees' fees and expenses	2
Registration fees	73
Audit	27
Legal	7
Miscellaneous	5
Total expenses before reductions	4,156
Expense reductions	(14)
Total expenses after reductions		4,142
Net investment income (loss)		18,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,268
Total net realized gain (loss)		8,268
Change in net unrealized appreciation (depreciation) on investment securities		10,851
Net gain (loss)		19,119
Net increase (decrease) in net assets resulting from operations		$37,808

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,689	$40,041
Net realized gain (loss)	8,268	7,127
Change in net unrealized appreciation (depreciation)	10,851	(2,029)
Net increase (decrease) in net assets resulting from operations	37,808	45,139
Distributions to shareholders	(19,696)	(48,389)
Share transactions - net increase (decrease)	31,047	(131,030)
Total increase (decrease) in net assets	49,159	(134,280)
Net Assets
Beginning of period	1,726,217	1,860,497
End of period	$1,775,376	$1,726,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York Municipal Income Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.75	$13.71	$12.96	$13.02	$13.07	$13.65
Income from Investment Operations
Net investment income (loss)A	.127	.270	.287	.302	.321	.347
Net realized and unrealized gain (loss)	.148	.105	.804	(.017)	.063	(.457)
Total from investment operations	.275	.375	1.091	.285	.384	(.110)
Distributions from net investment income	(.127)	(.270)	(.287)	(.302)	(.321)	(.347)
Distributions from net realized gain	(.008)	(.065)	(.054)	(.043)	(.113)	(.123)
Total distributions	(.135)	(.335)	(.341)	(.345)	(.434)	(.470)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$13.89	$13.75	$13.71	$12.96	$13.02	$13.07
Total ReturnC,D,E	2.02%	2.81%	8.51%	2.24%	2.95%	(.84)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.78%	.79%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.78%H	.78%	.79%	.79%	.79%	.79%
Expenses net of all reductions	.78%H	.78%	.79%	.79%	.79%	.79%
Net investment income (loss)	1.87%H	2.01%	2.14%	2.35%	2.42%	2.55%
Supplemental Data
Net assets, end of period (in millions)	$44	$43	$42	$35	$41	$50
Portfolio turnover rateI	16%H	16%	15%	13%	14%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.76	$13.73	$12.97	$13.03	$13.08	$13.66
Income from Investment Operations
Net investment income (loss)A	.130	.275	.293	.308	.329	.354
Net realized and unrealized gain (loss)	.148	.095	.814	(.017)	.063	(.456)
Total from investment operations	.278	.370	1.107	.291	.392	(.102)
Distributions from net investment income	(.130)	(.275)	(.293)	(.308)	(.329)	(.355)
Distributions from net realized gain	(.008)	(.065)	(.054)	(.043)	(.113)	(.123)
Total distributions	(.138)	(.340)	(.347)	(.351)	(.442)	(.478)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$13.90	$13.76	$13.73	$12.97	$13.03	$13.08
Total ReturnC,D,E	2.04%	2.77%	8.63%	2.29%	3.01%	(.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.74%	.75%	.73%	.74%
Expenses net of fee waivers, if any	.75%H	.75%	.74%	.74%	.73%	.74%
Expenses net of all reductions	.74%H	.75%	.74%	.74%	.73%	.74%
Net investment income (loss)	1.91%H	2.05%	2.18%	2.39%	2.48%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$7	$7	$8	$7	$8	$8
Portfolio turnover rateI	16%H	16%	15%	13%	14%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.75	$13.71	$12.96	$13.02	$13.07	$13.65
Income from Investment Operations
Net investment income (loss)A	.077	.173	.188	.207	.222	.245
Net realized and unrealized gain (loss)	.148	.105	.804	(.017)	.063	(.457)
Total from investment operations	.225	.278	.992	.190	.285	(.212)
Distributions from net investment income	(.077)	(.173)	(.188)	(.207)	(.222)	(.245)
Distributions from net realized gain	(.008)	(.065)	(.054)	(.043)	(.113)	(.123)
Total distributions	(.085)	(.238)	(.242)	(.250)	(.335)	(.368)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$13.89	$13.75	$13.71	$12.96	$13.02	$13.07
Total ReturnC,D,E	1.65%	2.07%	7.71%	1.49%	2.18%	(1.58)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H	1.51%	1.53%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.52%H	1.51%	1.52%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.52%H	1.51%	1.52%	1.53%	1.54%	1.54%
Net investment income (loss)	1.13%H	1.28%	1.40%	1.61%	1.68%	1.80%
Supplemental Data
Net assets, end of period (in millions)	$11	$13	$17	$23	$30	$33
Portfolio turnover rateI	16%H	16%	15%	13%	14%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.75	$13.72	$12.96	$13.03	$13.07	$13.65
Income from Investment Operations
Net investment income (loss)A	.149	.314	.331	.345	.365	.392
Net realized and unrealized gain (loss)	.148	.095	.814	(.028)	.073	(.457)
Total from investment operations	.297	.409	1.145	.317	.438	(.065)
Distributions from net investment income	(.149)	(.314)	(.331)	(.344)	(.365)	(.392)
Distributions from net realized gain	(.008)	(.065)	(.054)	(.043)	(.113)	(.123)
Total distributions	(.157)	(.379)	(.385)	(.387)	(.478)	(.515)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$13.89	$13.75	$13.72	$12.96	$13.03	$13.07
Total ReturnC,D	2.18%	3.07%	8.94%	2.50%	3.37%	(.52)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.19%G	2.34%	2.47%	2.68%	2.76%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$1,639	$1,600	$1,734	$1,509	$1,606	$1,557
Portfolio turnover rateH	16%G	16%	15%	13%	14%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.74	$13.70	$12.95	$13.01	$13.06	$13.64
Income from Investment Operations
Net investment income (loss)A	.143	.303	.320	.335	.353	.381
Net realized and unrealized gain (loss)	.149	.105	.805	(.017)	.063	(.457)
Total from investment operations	.292	.408	1.125	.318	.416	(.076)
Distributions from net investment income	(.144)	(.303)	(.321)	(.335)	(.353)	(.381)
Distributions from net realized gain	(.008)	(.065)	(.054)	(.043)	(.113)	(.123)
Total distributions	(.152)	(.368)	(.375)	(.378)	(.466)	(.504)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$13.88	$13.74	$13.70	$12.95	$13.01	$13.06
Total ReturnC,D	2.14%	3.07%	8.79%	2.51%	3.21%	(.59)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.53%	.53%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.54%G	.53%	.53%	.53%	.54%	.54%
Expenses net of all reductions	.54%G	.53%	.53%	.53%	.54%	.54%
Net investment income (loss)	2.11%G	2.26%	2.39%	2.61%	2.67%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$56	$55	$54	$39	$57	$47
Portfolio turnover rateH	16%G	16%	15%	13%	14%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.74	$13.70	$12.95	$12.76
Income from Investment Operations
Net investment income (loss)B	.151	.317	.334	.117
Net realized and unrealized gain (loss)	.148	.105	.804	.212
Total from investment operations	.299	.422	1.138	.329
Distributions from net investment income	(.151)	(.317)	(.334)	(.114)
Distributions from net realized gain	(.008)	(.065)	(.054)	(.025)
Total distributions	(.159)	(.382)	(.388)	(.139)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$13.88	$13.74	$13.70	$12.95
Total ReturnC,D	2.20%	3.17%	8.89%	2.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.43%	.43%	.44%G
Expenses net of fee waivers, if any	.43%G	.43%	.43%	.43%G
Expenses net of all reductions	.43%G	.43%	.43%	.43%G
Net investment income (loss)	2.22%G	2.36%	2.49%	2.69%G
Supplemental Data
Net assets, end of period (in millions)	$20	$9	$6	$2
Portfolio turnover rateH	16%G	16%	15%	13%

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New York Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$129,572
Gross unrealized depreciation	(58)
Net unrealized appreciation (depreciation)	$129,514
Tax cost	$1,633,511

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New York Municipal Income Fund	183,398	136,219

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$53	$2
Class M	-%	.25%	8	–(a)
Class C	.75%	.25%	60	6
			$121	$8

 (a) Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	-(a)
Class C(b)	-(a)
$2

 (a) Amount represents less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$32.15
Class M	4.11
Class C	8.13
New York Municipal Income	642.08
Class I	44.16
Class Z	4.05
	$734

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New York Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity New York Municipal Income Fund	$2

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2021	Year ended January 31, 2021
Fidelity New York Municipal Income Fund
Distributions to shareholders
Class A	$421	$1,046
Class M	65	169
Class C	74	261
New York Municipal Income	18,360	45,253
Class I	612	1,459
Class Z	164	201
Total	$19,696	$48,389

8. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2021	Year ended January 31, 2021	Six months ended July 31, 2021	Year ended January 31, 2021
Fidelity New York Municipal Income Fund
Class A
Shares sold	220	537	$3,021	$7,262
Reinvestment of distributions	27	68	365	918
Shares redeemed	(212)	(545)	(2,904)	(7,291)
Net increase (decrease)	35	60	$482	$889
Class M
Shares sold	14	41	$188	$562
Reinvestment of distributions	4	11	54	145
Shares redeemed	(20)	(120)	(279)	(1,604)
Net increase (decrease)	(2)	(68)	$(37)	$(897)
Class C
Shares sold	22	145	$294	$1,951
Reinvestment of distributions	5	18	71	237
Shares redeemed	(215)	(475)	(2,950)	(6,362)
Net increase (decrease)	(188)	(312)	$(2,585)	$(4,174)
New York Municipal Income
Shares sold	7,806	16,460	$107,092	$220,485
Reinvestment of distributions	839	2,109	11,484	28,438
Shares redeemed	(7,031)	(28,595)	(96,331)	(379,110)
Net increase (decrease)	1,614	(10,026)	$22,245	$(130,187)
Class I
Shares sold	290	902	$3,969	$12,069
Reinvestment of distributions	32	78	441	1,057
Shares redeemed	(309)	(924)	(4,239)	(12,400)
Net increase (decrease)	13	56	$171	$726
Class Z
Shares sold	807	258	$11,046	$3,472
Reinvestment of distributions	9	12	117	160
Shares redeemed	(29)	(76)	(392)	(1,019)
Net increase (decrease)	787	194	$10,771	$2,613

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity New York Municipal Income Fund
Class A	.78%
Actual		$1,000.00	$1,020.20	$3.91
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Class M	.75%
Actual		$1,000.00	$1,020.40	$3.76
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class C	1.52%
Actual		$1,000.00	$1,016.50	$7.60
Hypothetical-C		$1,000.00	$1,017.26	$7.60
New York Municipal Income	.46%
Actual		$1,000.00	$1,021.80	$2.31
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.54%
Actual		$1,000.00	$1,021.40	$2.71
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class Z	.43%
Actual		$1,000.00	$1,022.00	$2.16
Hypothetical-C		$1,000.00	$1,022.66	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

NFY-SANN-0921
1.789717.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2021